Financial instruments by category (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of liabilities [line items]
Net amount presented	$ 101,801	$ 66,906
Net amount presented	217,087	145,749
Trade And Other Payables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	11,140	17,037
Gross amounts offset	(875)	(871)
Net amount presented	10,265	16,166
Trade And Other Receivables Excluding The Allowance For Doubtful Accounts And Other Receivables [Member]
Disclosure of fair value measurement of liabilities [line items]
Gross amounts recognized	19,523	19,602
Gross amounts offset	(875)	(871)
Net amount presented	$ 18,648	$ 18,731